Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 16,843,659
Ending balance	17,308,439	R$ 16,843,659
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,627,829	20,101,670
Additions	137,199	113,518
Business combinations	94,892
Disposals	(61,047)	(67,482)
Transfers	1,066,533	453,593
Effect of exchange rate fluctuations	181,005	27,348
Discontinued operation		(818)
Ending balance	22,046,411	20,627,829
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,784,170)	(3,129,135)
Additions	(677,024)	(665,429)
Disposals	21,958	14,917
Transfers	(275,904)	(6,013)
Impairment	(143,018)
Effect of exchange rate fluctuations	(22,832)	907
Discontinued operation		583
Ending balance	(4,737,972)	(3,784,170)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	904,977
Ending balance	1,088,720	904,977
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	904,977	883,234
Additions	8,167	2,795
Business combinations	94,892
Disposals
Transfers
Effect of exchange rate fluctuations	80,684	18,948
Discontinued operation
Ending balance	1,088,720	904,977
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Disposals
Transfers
Effect of exchange rate fluctuations
Discontinued operation
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,139,819
Ending balance	15,318,664	15,139,819
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,024,518	17,631,883
Additions	5,227	12,031
Business combinations
Disposals	(48,442)	(67,259)
Transfers	695,140	447,863
Effect of exchange rate fluctuations
Discontinued operation
Ending balance	18,676,443	18,024,518
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,884,699)	(2,383,823)
Additions	(490,100)	(515,615)
Disposals	17,030	14,747
Transfers	(10)	(8)
Effect of exchange rate fluctuations
Discontinued operation
Ending balance	(3,357,779)	(2,884,699)
Operating license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	199,673
Ending balance	187,899	199,673
Operating license [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	435,795	435,624
Additions
Business combinations
Disposals
Transfers		171
Effect of exchange rate fluctuations
Discontinued operation
Ending balance	435,795	435,795
Operating license [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(236,122)	(224,356)
Additions	(11,774)	(11,766)
Disposals
Transfers
Effect of exchange rate fluctuations
Discontinued operation
Ending balance	(247,896)	(236,122)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	36,969
Ending balance	54,207	36,969
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	46,170	37,877
Additions
Business combinations
Disposals
Transfers	(5,504)
Effect of exchange rate fluctuations	13,541	8,293
Discontinued operation
Ending balance	54,207	46,170
Trademarks [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,201)
Additions		(9,201)
Disposals
Transfers	9,201
Effect of exchange rate fluctuations
Discontinued operation
Ending balance		(9,201)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	418,642
Ending balance	519,915	418,642
Customer-related intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	829,091	742,863
Additions	111,656	85,438
Business combinations
Disposals	(131)	(215)
Transfers	408,470	(704)
Effect of exchange rate fluctuations	75,861	1,709
Discontinued operation
Ending balance	1,424,947	829,091
Customer-related intangible assets [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(410,449)	(314,619)
Additions	(86,162)	(95,034)
Disposals	111	162
Transfers	(390,554)	(3,626)
Effect of exchange rate fluctuations	(17,978)	2,668
Discontinued operation
Ending balance	(905,032)	(410,449)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	143,579
Ending balance	139,034	143,579
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	387,278	370,189
Additions	12,149	13,254
Business combinations
Disposals	(12,474)	(8)
Transfers	(31,573)	6,263
Effect of exchange rate fluctuations	10,919	(1,602)
Discontinued operation		(818)
Ending balance	366,299	387,278
Other [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(243,699)	(206,337)
Additions	(88,988)	(33,813)
Disposals	4,817	8
Transfers	105,459	(2,379)
Effect of exchange rate fluctuations	(4,854)	(1,761)
Discontinued operation		583
Ending balance	R$ (227,265)	R$ (243,699)